Mezzanine Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Activity of Member Interest
A summary of the activity of the member interest units is as follow (in thousands):

	Year Ended December 31,
	2018	2017	2016
Units outstanding at beginning of year	4	4	5
Units redeemed for cash (1)	—	—	(1)
Units outstanding at end of year	4	4	4
Units convertible/redeemable at end of year	4	4	4

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(1)
During the years ended December 31, 2018, 2017, and 2016, membership interest units with aggregate fair values at redemption of $0, $0 and $18,000, respectively, were redeemed by the holder and, at our election, we paid cash to satisfy the redemption price.

Redeemable Noncontrolling Interest
The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings	$6	$(18)	$10	$(6)
JSAV	133	(295)	(94)	(650)
OpenKey	171	223	373	505
Total net (income) loss allocated to redeemable noncontrolling interests	$310	$(90)	$289	$(151)

The following table summarizes the net (income) loss allocated to our redeemable noncontrolling interests (in thousands).

	Year Ended December 31,
	2018	2017	2016
Net (income) loss allocated to redeemable noncontrolling interests:
Ashford Holdings (1)	$(9)	$19	$4
J&S	361	136	—
OpenKey	1,086	1,329	1,143
Total net (income) loss allocated to redeemable noncontrolling interests	$1,438	$1,484	$1,147
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(1)	Represents the 0.2% interest in Ashford LLC prior to our legal entity restructuring on April 6, 2017 and 0.2% interest in Ashford Holdings thereafter.

Preferred dividends
Declared Series B Convertible Preferred Stock cumulative dividends for all issued and outstanding shares were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Preferred dividends	$2,791	—	$5,583	$—
Preferred dividends per share	$0.3438	—	$0.6875	$—

The Series B Convertible Preferred Stock quarterly dividend for all issued and outstanding shares was $0.3438 per share for the three months ended December 31, 2018. The Company declared and paid dividends as presented below:

	Year Ended December 31,
	2018	2017	2016
Preferred dividends	$4,466	$—	$—